Consolidated Statements of Net Earnings - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Net sales	$ 1,335,769	$ 1,199,581
Costs and expenses:
Cost of products sold	1,193,881	1,160,085
Selling, general, and administrative expense	76,971	72,549
Other operating income, net	(12,653)	(6,631)
Plant restructuring charge	7,046	11,657
Total costs and expenses	1,265,245	1,237,660
Operating income (loss)	70,524	(38,079)
Loss from equity investment	93
Other income	(7,018)	(4,257)
Interest expense, net of interest income of $25 and $28, respectively	11,834	15,437
Earnings (Loss) From Continuing Operations Before Income Taxes	65,615	(49,259)
Income Taxes (Benefit) From Continuing Operations	14,427	(12,776)
Earnings (Loss) From Continuing Operations	51,188	(36,483)
Earnings From Discontinued Operations (net of income taxes)	1,147	42,230
Net Earnings	$ 52,335	$ 5,747
Basic
Basic earnings (loss) from continuing operations per common share (in dollars per share)	$ 5.50	$ (3.77)
Discontinued Operations (in dollars per share)	0.12	4.36
Net Basic Earnings per Common Share (in dollars per share)	5.62	0.59
Diluted
Continuing Operations (in dollars per share)	5.46	(3.77)
Discontinued Operations (in dollars per share)	0.12	4.33
Net Diluted Earnings per Common Share (in dollars per share)	$ 5.58	$ 0.59